Other liabilities (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019
Other liabilities [Abstract]
Cash advance	$ 1,899		$ 0
Investor prepayment	0		500
Deferred rent	15		0
Total other liabilities	1,914	$ 1,727	$ 500
Net cash advances	$ 1,900